Reverse Recapitalization	12 Months Ended
Oct. 31, 2023
Stockholders' Equity Note [Abstract]
Reverse Recapitalization
3.	Reverse Recapitalization
On October 31, 2023 (the “Closing Date”), FEAC, Old enGene, and the Company consummated the merger pursuant to the Merger Agreement, dated as of May 16, 2023. As a result of the Reverse Recapitalization, the Company became a publicly traded company, with old enGene, a subsidiary of the Company, continuing the existing business operations.
At the effective time of the Reverse Recapitalization:

•	each outstanding share of Old enGene common stock was exchanged for shares of the Company’s common stock at the Exchange Ratio;

•
each share of Old enGene’s redeemable convertible preferred shares outstanding immediately prior to the close of the Reverse Recapitalization was exchanged for shares of the Company’s common shares based on the same Exchange Ratio, with no dividends or distributions being declared or paid on Old enGene’s redeemable convertible preferred shares;

•
the 2022 Notes and May 2023 Notes (each as defined in Note 9) of Old enGene’s existing convertible notes outstanding immediately prior to the close of the Reverse Recapitalization were converted to Old enGene common shares at the conversion ratio in place at the time of conversion and were exchanged for shares of the Company at the Exchange Ratio; and

•
each outstanding option to purchase old enGene common stock became fully vested and converted into an option to purchase a number of shares of the Company’s common stock equal to the number of shares of old enGene common stock subject to such option multiplied by the Exchange Ratio, rounded down to the nearest whole share, at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio, rounded up to the nearest whole cent;

•
all of Old enGene’s outstanding warrants exercisable for common shares in Old enGene were exchanged for warrants exercisable for the Company’s common shares using the Exchange Ratio, with the warrants maintaining the same terms and conditions;

•	all of Old enGene’s existing outstanding Class C warrants outstanding at the time of the Reverse Recapitalization were terminated; and

•
all outstanding FEAC Shares of 3,670,927 held by FEAC Sponsor and shareholders were converted into the same number of the Company’s common shares, and outstanding FEAC warrants of 5,029,444 held by FEAC warrant holders were converted into the same number of warrants to purchase one share of the Company’s common shares.

Upon the close of the Reverse Recapitalization, 13,091,608 common shares of the Company were issued to the Old enGene’s equity and convertible note holders, 2,679,432 common share warrants of the Company were issued to Old enGene’s warrant holders, and 2,706,941 common share options of the Company were issued to Old enGene’s share option holders.

In connection with the Merger Agreement, FEAC, the Company, and PIPE Investors entered into Subscription Agreements pursuant to which, the PIPE Investors have agreed to purchase the Company’s shares and warrants for an aggregate commitment amount of $
56.9
million. As part of the PIPE Financing, the Company issued
6,435,441
shares of the Company’s common shares and
2,702,791
warrants to purchase the Company’s common shares for an aggregate purchase price equal to $
56.9
million on October 31, 2023. The common shares and warrants issued as part of the PIPE Financing were determined to be equity classified. The proceeds were allocated between the common shares and warrants on a relative fair value basis, taking into consideration the quoted market price of the FEAC common shares and warrants on the close of the market on October 31, 2023, resulting in $
56.1
million being allocated to the common shares and $
0.8
million being allocated to the warrants. In connection with the Merger Agreement, FEAC, the FEAC Sponsor, Forbion Growth Opportunities Fund I Cooperatief U.A. and the other holders of FEAC Class B Shares, Old enGene, the Company and the other parties named therein entered into the Side Letter Agreements, pursuant to which the FEAC Sponsor agreed to surrender and in effect issue to PIPE Investors FEAC Class B shares and FEAC private placement warrants, immediately prior to the closing of the Reverse Recapitalization. Immediately following the Reverse Recapitalization and the PIPE Financing, the Company has
 23,197,976 common shares and 10,411,641 warrants outstanding.
On October 31, 2023, as part of the close of Reverse Recapitalization, the Company received proceeds of $7.4 million, from the FEAC trust account, net of the redemption payment to FEAC’s public shareholders and cash paid from the trust for FEAC expenses. Additionally, the Company received proceeds of approximately $56.9 million from the PIPE Financing. Upon the closing of the Reverse Recapitalization and PIPE Financing, the Company incurred $
6.0 million in transaction costs, which was withheld from the proceeds received. The Company incurred a total of $11.1 million of transaction costs associated with the Reverse Recapitalization and PIPE Financing, of which $
5.1 million was previously deferred by the Company and netted against the proceeds upon close. The transaction costs were allocated to the common shares and warrants on a relative fair value basis and netted against the proceeds upon close.
The following table summarizes the elements of the net proceeds from the Reverse Recapitalization and PIPE Financing transaction as of October 31, 2023:

Recapitalization
Cash—FEAC’s Trust Account and Cash (net of redemptions and cash paid for FEAC expenses prior to close)	$7,363
Cash—PIPE Financing	56,892
Less transaction costs withheld from cash proceeds on Closing Date	(6,024)

Cash proceeds received from the Reverse Recapitalization and PIPE Financing on Closing Date	$58,231
Less transaction costs previously deferred and netted against proceeds	(5,086)

Net cash proceeds from the Reverse Recapitalization and PIPE Financing	53,145

The total transaction costs of $11.1
million were related to third-party legal, accounting services and other professional services to consummate the Reverse Recapitalization and the PIPE Financing incurred by Old enGene. These transaction costs are allocated between common shares and additional paid-in
capital, based on the relative fair value of the common shares and warrants issued upon the close of the Reverse Recapitalization, on the Company’s consolidated balance sheet as the Company’s common shares have no par value.

The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Reverse Recapitalization and PIPE Financing transaction:

Number of Shares
Old enGene Shareholders (Excluding Convertible Notes)	6,711,786
FEAC Shareholders, including sponsor’s and shareholder with non-redemption agreement	3,670,927
Convertible Notes—Common Shares Issued	6,379,822
Common shares issued to PIPE Investors	6,435,441

Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	23,197,976